RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

6.            RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group, with which the Group entered into transactions during the years ended December 31, 2017, 2018 and 2019:

Name of related parties	Relationship with the group
Beijing Qifutong Technology Co., Ltd. (“Qifutong”)	An affiliate of Qihoo 360, ultimately controlled by Mr. Zhou, the Chairman of the Group
Beijing Qibutianxia Technology Co., Ltd. (“Qibutianxia”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Ningbo Siyinjia Investment management co. Ltd. ("Ningbo Siyinjia")	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qicaitianxia Technology Co., Ltd. (“Qicaitianxia”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qihu Technology Co., Ltd. (“Qihu”)	An affiliate of Qihoo 360, ultimately controlled by Mr. Zhou, the Chairman of the Group
Jinshang Consumer Finance Inc. (“Jinshang”)	An affiliate of an entity controlled by Mr. Zhou, the Chairman of the Group
Youdaojingwei Assets Management Co.Ltd. ("Youdaojingwei")	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Zixuan Information Technology Co., Ltd. (“Beijing Zixuan”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Xixian New Area Financial Asset Exchange Co., Ltd (“Xixian”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Shareholders	Shareholders of the Group
Others	Entities controlled by Mr. Zhou, the Chairman of the Group

The Group entered into the following transactions with its related parties:

For the years ended December 31, 2017, 2018 and 2019, services provided by the related parties were RMB 82,344, RMB 157,881 and RMB 129,061 respectively.

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Bandwidth service fee charged by Qihu	—	18,530	46,191
Referral service fee charged by Qihu	10,814	13,158	47,640
Labor cost charged by Xixian	—	—	10,657
Referral service fee charged by Qifutong	43,214	43,688	7,905
Corporate expenses allocated from Qibutianxia	17,512	32,015	3,230
Interests charged by Youdaojingwei for funds provided	9,877	40,497	—
Rental expenses charged by Qifeixiangyi	—	—	5,074
Others	927	9,993	8,364
Total	82,344	157,881	129,061

6.            RELATED PARTY BALANCES AND TRANSACTIONS – continued

For the years ended December 31, 2017, 2018 and 2019, services provided to the related parties were RMB 86,311, RMB 502,614 and RMB 1,037,480 respectively.

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Referral service fee charged to Qicaitianxia	84,303	196,013	197,018
Loan facilitation services fee charged from Jinshang	—	134,884	59,871
Loan facilitation services fee charged from Beijing Zixuan	—	128,970	517,776
Post-origination services fee charged from Jinshang	—	33,153	43,497
Post-origination services fee charged from Beijing Zixuan	—	8,559	215,019
Others	2,008	1,035	4,299
Total	86,311	502,614	1,037,480

Beijing Zixuan is the subsidiary of Qibutianxia which is ultimately controlled by Mr. Zhou. Beijing Zixuan runs a P2P platform, referring individual investors as the funding partners to the Group's platform. Jinshang is an affiliate of an entity controlled by Mr. Zhou and provides funds to the borrowers through the Group's platform. Historically, the Group directly collected service fees from the borrowers. Started from 2018, the Group contractually changed its payment flow model by collecting service fees from Beijing Zixuan/Jinshang instead of from borrowers. The amounts from Beijing Zixuan and Jinshang represent the loan facilitation service and post-origination service fees charged from them.

As of December 31, 2018 and 2019, amounts due from related parties were RMB 484,286 and RMB 478,767, respectively, and details are as follows:

	December 31,	December 31,
	2018	2019
	RMB	RMB
Jinshang	215,937	50,666
Beijing Zixuan	187,964	404,416
Qicaitianxia	78,441	1,050
Shareholders(1)	—	20,459
Qifutong	1,550	1,000
Others(2)	394	1,176
Total	484,286	478,767
(1)	The balance as of December 31, 2019 represents the ADS registration fees incurred on behalf of certain shareholders that are to be reimbursed from them.
(2)	There was a short-term borrowing of RMB 300 million from Qibutianxia to Qiyu in 2019, the borrowing was repaid in April 2019, and thus no balance existed at the year end.

6.            RELATED PARTY BALANCES AND TRANSACTIONS. – continued

As of December 31, 2018 and 2019, amounts due to related parties were RMB 78,767 and RMB 55,622 respectively, and details are as follows:

	December 31,	December 31,
	2018	2019
	RMB	RMB
Qibutianxia	51,682	1,842
Qihu	14,434	39,836
Xixian	—	6,318
Qifutong	4,920	—
Youdaojingwei	4,034	—
Qicaitianxia	2,413	5,552
Ningbo Siyinjia	300	—
Beijing Zixuan	90	—
Others	894	2,074
Total	78,767	55,622

Qibutianxia provided joint back to back guarantee to certain third party guarantee companies for the loans facilitated by the Group. The amounts of loans under such arrangement are RMB 13,981,761 and RMB 22,831,912 as of December 31, 2018 and 2019 respectively.